Indebtedness (Details Narrative) (Allied Integral United Inc) - USD ($)																						1 Months Ended														3 Months Ended					12 Months Ended
	May 28, 2021	Apr. 29, 2021	Apr. 20, 2021	Mar. 31, 2021	Mar. 26, 2021	Mar. 11, 2021	Mar. 10, 2021	Feb. 28, 2021	Dec. 31, 2020	Oct. 12, 2020	May 31, 2020	Apr. 29, 2020	Mar. 05, 2020	Jul. 12, 2019	Apr. 29, 2019	Mar. 19, 2019	Oct. 05, 2018	Jul. 23, 2018	May 29, 2018	Mar. 09, 2018	Apr. 01, 2013	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Feb. 28, 2020	Jan. 31, 2020	Apr. 30, 2019	Jan. 31, 2018	Nov. 30, 2011	Apr. 30, 2021	Apr. 03, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Jul. 31, 2019	Nov. 30, 2018	Sep. 30, 2018	Nov. 06, 2017	Dec. 23, 2015	Apr. 01, 2015	Apr. 01, 2012	Nov. 01, 2011	Mar. 12, 2010
Proceeds from debt																																					$ 468,000
Percentage of qualified wages				50.00%																					50.00%													50.00%
Employee retention tax credit per employee				$ 5,000																					$ 5,000													$ 5,000
Eligible employee retention tax credit				1,600,000																					1,600,000													1,600,000
Proceeds from employee retention tax credit	$ 855,852
Number of shares issued																				15,810
Preferred stock, par value									$ 0.001																		$ 0.001										$ 0.001				$ 0.001	$ 0.001	$ 0.001
Number of stock issued during the period																																										$ 3,801,000	$ 9,680,000
Benworth Capital Partners, LLC [Member]
Debt instrument face amount												$ 4,550,000
Debt instrument, interest rate percentage												9.95%
Debt instrument maturity date description												This new loan only has a one-year term as compared to the original mortgage which had a maturity date of 2041.
Allied Integral United Inc [Member]
Long term debt, current				$ 4,905,648					$ 1,623,375																$ 4,905,648		$ 1,623,375											4,905,648			$ 1,623,375	1,441,862
Interest expense debt																																						78,781	$ 90,775		472,954	818,807
Discontinued operations, interest expense																																						$ 23,825	$ 312,346		$ 696,431	$ 1,825,796
Number of shares issued																																										10,000
Preferred stock, par value				$ 0.01					$ 0.01																$ 0.01		$ 0.01											$ 0.01			$ 0.01	$ 0.01					$ 0.01
Number of stock issued during the period																																									$ 400,000	$ 100
Allied Integral United Inc [Member] | Benworth Capital Partners, LLC [Member]
Debt instrument face amount		$ 4,550,000
Debt instrument, interest rate percentage		9.95%
Proceeds from debt		$ 1,456,448
Allied Integral United Inc [Member] | Naples Mortgage [Member]
Debt instrument face amount									$ 3,400,000																		$ 3,400,000														$ 3,400,000
Debt instrument prepayment penalty percentage									2.00%																		2.00%														2.00%
Debt instrument, interest rate percentage									3.99%																		3.99%														3.99%
Repayments of debt		2,739,195
Debt instrument closing cost		$ 354,357
Allied Integral United Inc [Member] | Naples Mortgage [Member] | Subsequent Event [Member]
Debt instrument prepayment penalty percentage																																												1.00%
Allied Integral United Inc [Member] | MCA Loan [Member]
Debt instrument face amount																																														$ 300,000		$ 600,000
Debt instrument periodic principal payment amount																																		$ 300,000
Allied Integral United Inc [Member] | A&R MCA Note [Member]
Debt instrument face amount																																													$ 3,300,000
Debt instrument, interest rate percentage																																8.50%
Debt instrument periodic principal payment amount																																										1,500,000
Debt instrument periodic payment																																$ 47,812
Allied Integral United Inc [Member] | New Braunfels Business Loan [Member]
Debt instrument face amount																																																	$ 600,000
Debt instrument, interest rate percentage																																																	6.25%
Allied Integral United Inc [Member] | Gearhart Loan [Member]
Debt instrument face amount																																																			$ 200,000
Debt instrument, interest rate percentage																																																			7.00%
Allied Integral United Inc [Member] | Gearhart Loan [Member] | First Amended and Restated Promissory Note [Member]
Debt instrument face amount																																																		$ 238,578
Allied Integral United Inc [Member] | Gearhart Loan [Member] | Second Amended and Restated Promissory Note [Member]
Debt instrument face amount													$ 218,578
Debt instrument maturity date													Apr. 01, 2021
Allied Integral United Inc [Member] | Four PPP Loans [Member]
Debt instrument face amount											$ 1,600,000
Debt instrument, interest rate percentage											1.00%
Debt instrument maturity date description											Mature in May 2022.
Proceeds from debt																																						$ 1,490,706
Debt instrumen carrying amount				$ 2,855,668																					$ 2,855,668													2,855,668
Allied Integral United Inc [Member] | PPP Loan [Member]
Debt instrument face amount									$ 1,364,962		$ 1,600,000																$ 1,364,962														$ 1,364,962
Debt instrument, interest rate percentage											1.00%
Allied Integral United Inc [Member] | PPP Loan [Member] | Discontinued Operations [Member]
Debt instrument face amount				349,500					255,300																349,500		255,300											349,500			255,300
Proceeds from debt																									604,800
Allied Integral United Inc [Member] | PPP Loan [Member] | First National Bank of Texas [Member]
Debt instrument, interest rate percentage																								1.00%												1.00%
Debt instrument maturity date description																								Maturity date of April 2026.
Proceeds from debt																								$ 331,816
Allied Integral United Inc [Member] | PPP Loan [Member] | Subsequent Event [Member]
Proceeds from debt																										$ 349,500										$ 1,382,458
Allied Integral United Inc [Member] | Five C's, LLC Loan [Member]
Debt instrument face amount																																	$ 650,000
Debt instrument, interest rate percentage								9.85%																		9.85%
Debt instrument maturity date								Dec. 31, 2021
Allied Integral United Inc [Member] | Five C's, LLC Loan [Member] | Series A Cumulative Convertible Preferred Stock [Member]
Number of shares issued																																	40,521
Preferred stock dividend rate percentage																																	6.75%
Preferred stock, par value																																	$ 0.01
Number of stock issued during the period																																	$ 325,000
Allied Integral United Inc [Member] | Five C's, LLC Loan [Member] | Subsequent Event [Member]
Debt instrument, interest rate percentage								9.85%																		9.85%
Debt instrument maturity date								Dec. 31, 2021
Allied Integral United Inc [Member] | 8800 Village Drive Loan [Member]
Debt instrument face amount					$ 1,000,000
Debt instrument, interest rate percentage					11.50%
Debt instrument maturity date					Apr. 26, 2022
Proceeds from debt					$ 803,063
Debt instrument fees amount					196,937
Allied Integral United Inc [Member] | 8800 Village Drive Loan [Member] | Subsequent Event [Member]
Debt instrument face amount					$ 1,000,000
Debt instrument, interest rate percentage					11.50%
Debt instrument maturity date					Apr. 26, 2022
Proceeds from debt					$ 803,063
Debt instrument fees amount					$ 196,937
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member]
Debt instrument face amount														$ 3,395,000
Debt instrument maturity date														Aug. 01, 2020
Proceeds from debt						$ 300,000	$ 300,000
Debt instrument fees amount							150,000
Debt instrument shortfall amount																							$ 216,000
Payment of taxes																							82,500
Property taxes payable				20,000																					20,000													$ 20,000
Debt instrument variable interest rate														10.50%
Debt instrument finance costs														$ 308,829
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt instrument variable interest rate														8.175%
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member] | SeaWorld Forbearance Agreement [Member]
Debt instrument periodic payment																												$ 20,000	$ 20,000	$ 10,000
Debt instrument extended maturity date															Jan. 01, 2021
Allied Integral United Inc [Member] | SeaWorld Hotel Note [Member] | Subsequent Event [Member]
Debt instrument maturity date																																						Jan. 31, 2022
Proceeds from debt							$ 300,000
Allied Integral United Inc [Member] | Buda Hotel Note [Member]
Debt instrument face amount																																																				$ 4,800,000
Debt instrument periodic payment																							10,000	10,000	20,000										$ 31,486
Debt instrument maturity date																																			Jan. 25, 2037
Debt instrument variable interest rate																																			2.75%
Allied Integral United Inc [Member] | Buda Hotel Note [Member] | Subsequent Event [Member]
Debt instrument periodic payment																						$ 10,000	$ 10,000	$ 10,000	20,000
Allied Integral United Inc [Member] | Buda Tax Loan [Member]
Debt instrument face amount				$ 466,713					$ 373,369										$ 98,070						$ 466,713		$ 373,369				$ 274,940							$ 466,713			$ 373,369
Debt instrument, interest rate percentage				8.99%					8.99%										8.99%						8.99%		8.99%				8.99%							8.99%			8.99%
Debt instrument maturity date																			Jun. 02, 2028						May 31, 2031		May 31, 2031				Mar. 05, 2030
Allied Integral United Inc [Member] | Artesia Note [Member]
Debt instrument face amount																					$ 314,500
Debt instrument maturity date																					Mar. 01, 2018
Debt instrument variable interest rate				6.00%					6.00%
Allied Integral United Inc [Member] | Artesia Note [Member] | Minimum [Member]
Debt instrument variable interest rate				6.00%					6.00%												6.00%
Allied Integral United Inc [Member] | Artesia Note [Member] | Prime Rate Plus [Member]
Debt instrument variable interest rate				3.25%					3.25%												1.00%
Allied Integral United Inc [Member] | Artesia Note [Member] | Prime Rate [Member]
Debt instrument variable interest rate				1.00%					1.00%
Allied Integral United Inc [Member] | Amended Artesia Note [Member]
Debt instrument face amount																$ 300,000		$ 266,048
Debt instrument maturity date																Mar. 12, 2022		Mar. 01, 2018
Allied Integral United Inc [Member] | Tamir Note [Member]
Debt instrument face amount																																																					$ 475,000
Debt instrument, interest rate percentage																																																					12.00%
Debt instrument accrued interest rate percentage																																																					2.00%
Allied Integral United Inc [Member] | Leander Note [Member]
Debt instrument face amount																	$ 700,000
Debt instrument, interest rate percentage																	12.75%
Debt instrument maturity date			Apr. 05, 2022						Apr. 05, 2022	Apr. 05, 2021							Oct. 05, 2019
Debt instrument extended maturity date																	Oct. 05, 2020
Allied Integral United Inc [Member] | Related Party Notes Payable [Member] | Cibolo Creek Partners, LLC [Member]
Debt instrument maturity date																																						Dec. 31, 2025			Dec. 31, 2025
Allied Integral United Inc [Member] | Mortgage Notes Payable [Member]
Long term debt, current				$ 1,623,375					$ 4,107,599																$ 1,623,375		$ 4,107,599											$ 1,623,375			$ 4,107,599	$ 3,166,978
Discontinued operations, long term debt, current				$ 1,758,223					$ 4,107,599																$ 1,758,223		$ 4,107,599											$ 1,758,223			$ 4,107,599